Contract liabilities and other advances - Components (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities [abstract]
Within one year	£ 34,085	£ 29,962
More than one year	81,362	16,359
Contract liabilities and other advances	£ 115,447	£ 46,321	£ 10,306